ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND BASIS OF PRESENTATION
Summary of details of the Company's principal subsidiaries, VIE and VIE's subsidiaries

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
("BEST BVI")	("BVI")
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
("BEST HK")	("HK")
BEST Capital Inc.	Cayman Islands	December 13, 2017	100%	Investment holding
(“BEST Capital”)
BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
("BEST China")				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
("BEST Store")
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
("BEST Technology")
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd.	PRC	May 22, 2015	100%	Supply chain management services
("BEST Ningbo")
VIEs
Hangzhou BEST Network Technologies Co., Ltd.	PRC	August 22, 2007	Nil	Express delivery services
("BEST Network")
Hangzhou BEST Information Technology Services Co., Ltd.	PRC	October 23, 2019	Nil	Ucargo transportation services
(“BEST Information Technology”) (formerly known as Hangzhou Baisheng Investment Management Co., Ltd.) (“Baisheng”)

VIE’s subsidiaries:
Sichuan Wowo Supermarket Chain Co., Ltd.	PRC	May 4, 2017	Nil	Convenience store operations
(“Wowo”)
Shanxi Wowo Supermarket Chain Co., Ltd.	PRC	October 15, 2018	Nil	Convenience store operations
(“Shanxi Wowo”)
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	Ucargo transportation services
(“BEST Ucargo”)

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	251,531	619,459	88,980
Restricted cash	46,506	412,134	59,199
Accounts and notes receivables, net	215,070	224,793	32,289
Inventories	79,896	57,527	8,263
Prepayments and other current assets	995,505	1,437,173	206,437
Short-term investments	135,019	150,692	21,646
Amounts due from related parties	79,867	195,811	28,127
Total current assets	1,803,394	3,097,589	444,941
Non-current assets:
Property and equipment, net	1,418,007	2,273,190	326,523
Intangible assets, net	111,409	104,017	14,941
Goodwill	430,763	430,763	61,875
Other non-current assets	12,741	46,022	6,611
Operating lease right-of-use assets	—	2,221,337	319,075
Restricted cash	16,455	38,096	5,472
Total non-current assets	1,989,375	5,113,425	734,497
Total assets	3,792,769	8,211,014	1,179,438
LIABILITIES
Current liabilities:
Short-term bank loans	735,000	819,000	117,642
Accounts and notes payable	1,399,578	2,071,644	297,573
Accrued expenses and other liabilities	1,232,916	1,197,583	172,022
Customer advances and deposits and deferred revenue	989,880	1,277,944	183,565
Operating lease liabilities	—	493,844	70,936
Amounts due to related parties	1,640,124	2,631,540	377,997
Income tax payable	275	—	—
Total current liabilities	5,997,773	8,491,555	1,219,735
Operating lease liabilities	—	1,809,753	259,955
Deferred tax liabilities	26,817	25,080	3,603
Other non-current liabilities	81,826	133,037	19,110
Total non-current liabilities	108,643	1,967,870	282,668
Total liabilities	6,106,416	10,459,425	1,502,403

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Total revenue	13,251,443	18,462,434	23,047,895	3,310,623
Net (loss)/profit	(221,601)	116,889	46,704	6,707
Net cash generated from operating activities	215,575	828,383	1,002,531	144,005
Net cash used in investing activities	(656,571)	(820,490)	(1,293,953)	(185,865)
Net cash generated from financing activities	267,017	165,376	1,030,277	147,991

Schedule of the assets, liabilities and cash flows of the consolidated Plan

	As at December 31,	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Amounts due from related parties	—	157,345	22,601
Total current assets	—	157,345	22,601
Restricted cash	—	40,000	5,745
Amounts due from related parties	—	140,000	20,110
Total non-current assets	—	180,000	25,855
Total assets	—	337,345	48,456

Securitization debt	—	107,820	15,487
Amounts due to related parties	—	49,525	7,114
Total current liabilities	—	157,345	22,601
Amounts due to related parties	—	180,000	25,855
Total non-current liabilities	—	180,000	25,855
Total liabilities	—	337,345	48,456

	As at December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(297,345)	(42,711)
Net cash used in investing activities	—	—	—	—
Net cash generated from financing activities	—	—	337,345	48,457